Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 20,021	$ 20,399	$ 20,399	$ 18,356	$ 21,721
Net change	214	(281)	(980)	(901)	845
Ending balance	20,282	20,465	20,021	20,399	18,356
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,474)	(4,421)	(4,421)	(3,495)	(4,350)
Net change	161	(280)	(1,053)	(926)	855
Ending balance	(5,313)	(4,701)	(5,474)	(4,421)	(3,495)
Employee Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	12	(51)	(51)	(76)	(65)
Net change	14	3	63	25	(11)
Ending balance	26	(48)	12	(51)	(76)
Gain On Derivatives & Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	9	(1)	(1)	(1)	(2)
Net change	39	(4)	10	0	1
Ending balance	48	(5)	9	(1)	(1)
Total Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,453)	(4,473)	(4,473)	(3,572)	(4,417)
Ending balance	$ (5,239)	$ (4,754)	$ (5,453)	$ (4,473)	$ (3,572)